UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 10/31/2024

Date of reporting period: 10/31/2024

Item 1. Reports to Stockholders.

(a)

Jackson Square Large-Cap Growth Fund
Investor Class | JSPJX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For LCG, the top two detractors over the period were Boeing and CME, where these companies experienced transitory fundamental headwinds (Boeing) or became out-of-favor due to risk-seeking market sentiment (CME). Our top two contributors were KKR and Intuitive Surgical, where KKR continues to compound its fee-earning asset base at an above-consensus rate, while strong system placements and procedure growth drove positive earnings revisions at Intuitive. Extreme narrowness of index returns (concentrated in the “Magnificent 7”), most pronounced in 2Q’24, was also a headwind to performance.

Top Contributors
↑	KKR & Co.
↑	Intuitive Surgical

Top Detractors
↓	Boeing
↓	CME Group
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jackson Square Large-Cap Growth Fund	PAGE 1	TSR-AR-56167N845

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	37.83	11.96	10.45
Bloomberg US 1000 Total Return Index	37.91	14.88	12.70
Bloomberg US 1000 Growth Total Return Index	41.80	17.20	14.88
Russell 1000 Growth Total Return	43.77	19.00	16.18
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$198,233,573
Number of Holdings	27
Net Advisory Fee	$911,225
Portfolio Turnover	13%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(%)
Microsoft	11.5%
NVIDIA	10.9%
Amazon.com	8.1%
Alphabet - Class A	6.1%
Mastercard - Class A	5.1%
Visa - Class A	4.4%
CME Group	4.1%
Waste Management	3.8%
ServiceNow	3.7%
Uber Technologies	3.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square Large-Cap Growth Fund	PAGE 2	TSR-AR-56167N845

Jackson Square Large-Cap Growth Fund
Institutional Class | JSPIX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.73%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For LCG, the top two detractors over the period were Boeing and CME, where these companies experienced transitory fundamental headwinds (Boeing) or became out-of-favor due to risk-seeking market sentiment (CME). Our top two contributors were KKR and Intuitive Surgical, where KKR continues to compound its fee-earning asset base at an above-consensus rate, while strong system placements and procedure growth drove positive earnings revisions at Intuitive. Extreme narrowness of index returns (concentrated in the “Magnificent 7”), most pronounced in 2Q’24, was also a headwind to performance.

Top Contributors
↑	KKR & Co.
↑	Intuitive Surgical

Top Detractors
↓	Boeing
↓	CME Group
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Jackson Square Large-Cap Growth Fund	PAGE 1	TSR-AR-56167N837

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	38.22	12.21	10.72
Bloomberg US 1000 Total Return Index	37.91	14.88	12.70
Bloomberg US 1000 Growth Total Return Index	41.80	17.20	14.88
Russell 1000 Growth Total Return	43.77	19.00	16.18
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$198,233,573
Number of Holdings	27
Net Advisory Fee	$911,225
Portfolio Turnover	13%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(%)
Microsoft	11.5%
NVIDIA	10.9%
Amazon.com	8.1%
Alphabet - Class A	6.1%
Mastercard - Class A	5.1%
Visa - Class A	4.4%
CME Group	4.1%
Waste Management	3.8%
ServiceNow	3.7%
Uber Technologies	3.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square Large-Cap Growth Fund	PAGE 2	TSR-AR-56167N837

Jackson Square Large-Cap Growth Fund
IS Class | DPLGX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IS Class	$76	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For LCG, the top two detractors over the period were Boeing and CME, where these companies experienced transitory fundamental headwinds (Boeing) or became out-of-favor due to risk-seeking market sentiment (CME). Our top two contributors were KKR and Intuitive Surgical, where KKR continues to compound its fee-earning asset base at an above-consensus rate, while strong system placements and procedure growth drove positive earnings revisions at Intuitive. Extreme narrowness of index returns (concentrated in the “Magnificent 7”), most pronounced in 2Q’24, was also a headwind to performance.

Top Contributors
↑	KKR & Co.
↑	Intuitive Surgical

Top Detractors
↓	Boeing
↓	CME Group
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Jackson Square Large-Cap Growth Fund	PAGE 1	TSR-AR-56167N829

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2016)
IS Class (without sales charge)	38.31	12.34	12.82
Bloomberg US 1000 Total Return Index	37.91	14.88	14.35
Bloomberg US 1000 Growth Total Return Index	41.80	17.20	16.71
Russell 1000 Growth Total Return	43.77	19.00	18.15
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$198,233,573
Number of Holdings	27
Net Advisory Fee	$911,225
Portfolio Turnover	13%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(%)
Microsoft	11.5%
NVIDIA	10.9%
Amazon.com	8.1%
Alphabet - Class A	6.1%
Mastercard - Class A	5.1%
Visa - Class A	4.4%
CME Group	4.1%
Waste Management	3.8%
ServiceNow	3.7%
Uber Technologies	3.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square Large-Cap Growth Fund	PAGE 2	TSR-AR-56167N829

Jackson Square SMID-Cap Growth Fund
Investor Class | JSMVX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.23%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For SMID, the top two detractors over the period were Grocery Outlet and Pacific Biosciences. GO’s material detraction over the last year has been due primarily to a disruptive ERP installation that temporarily reduced the company’s ability to track inventory in real time across its network of stores. This temporary headwind has now been lapped and the company has provided a constructive framework for 2025 expected operating performance. Pacific Bioscience’s underperformance has been tied to end market issues. Specifically, decision cycles and budget constraints for academic labs as well as weakness in China have hindered sales of genomics capital equipment. The top contributors were Howmet Aerospace and Wix. Both companies executed well and drive outsized operating margin expansion in the face of stagnant end market conditions. With recent exuberance returning to the market, SMID’s defensive attributes have kept the portfolio from trailing an index that is approximately 45% comprised of companies not earning profits. As the speculative fervor from expected rate cuts and a Trump election fades, we expect market focus to return to fundamentals.

Top Contributors
↑	Howmet Aerospace
↑	Wix.com

Top Detractors
↓	Grocery Outlet Holding
↓	Pacific Biosciences of California
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jackson Square SMID-Cap Growth Fund	PAGE 1	TSR-AR-56167N878

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/19/2016)
Investor Class (without sales charge)	18.03	0.32	5.54
Bloomberg US 1000 Total Return Index	37.91	14.88	14.53
Bloomberg US 2500 Growth Total Return Index	35.61	9.13	10.63
Russell 2500 Growth Total Return	34.21	9.14	10.64
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$206,741,946
Number of Holdings	31
Net Advisory Fee	$3,233,877
Portfolio Turnover	48%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(%)
New York Times - Class A	6.4%
Clean Harbors	5.0%
Wyndham Hotels & Resorts	4.8%
MarketAxess Holdings	4.7%
LendingClub	4.6%
Bio-Techne	4.2%
SiteOne Landscape Supply	4.1%
Howmet Aerospace	4.0%
Aspen Technology	4.0%
Stevanato Group	3.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square SMID-Cap Growth Fund	PAGE 2	TSR-AR-56167N878

Jackson Square SMID-Cap Growth Fund
Institutional Class | JSMTX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	0.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For SMID, the top two detractors over the period were Grocery Outlet and Pacific Biosciences. GO’s material detraction over the last year has been due primarily to a disruptive ERP installation that temporarily reduced the company’s ability to track inventory in real time across its network of stores. This temporary headwind has now been lapped and the company has provided a constructive framework for 2025 expected operating performance. Pacific Bioscience’s underperformance has been tied to end market issues. Specifically, decision cycles and budget constraints for academic labs as well as weakness in China have hindered sales of genomics capital equipment. The top contributors were Howmet Aerospace and Wix. Both companies executed well and drive outsized operating margin expansion in the face of stagnant end market conditions. With recent exuberance returning to the market, SMID’s defensive attributes have kept the portfolio from trailing an index that is approximately 45% comprised of companies not earning profits. As the speculative fervor from expected rate cuts and a Trump election fades, we expect market focus to return to fundamentals.

Top Contributors
↑	Howmet Aerospace
↑	Wix.com

Top Detractors
↓	Grocery Outlet Holding
↓	Pacific Biosciences of California
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Jackson Square SMID-Cap Growth Fund	PAGE 1	TSR-AR-56167N860

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/16/2016)
Institutional Class (without sales charge)	18.41	0.58	5.84
Bloomberg US 1000 Total Return Index	37.91	14.88	14.52
Bloomberg US 2500 Growth Total Return Index	35.61	9.13	10.68
Russell 2500 Growth Total Return	34.21	9.14	10.70
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$206,741,946
Number of Holdings	31
Net Advisory Fee	$3,233,877
Portfolio Turnover	48%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(%)
New York Times - Class A	6.4%
Clean Harbors	5.0%
Wyndham Hotels & Resorts	4.8%
MarketAxess Holdings	4.7%
LendingClub	4.6%
Bio-Techne	4.2%
SiteOne Landscape Supply	4.1%
Howmet Aerospace	4.0%
Aspen Technology	4.0%
Stevanato Group	3.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square SMID-Cap Growth Fund	PAGE 2	TSR-AR-56167N860

Jackson Square SMID-Cap Growth Fund
IS Class | DCGTX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IS Class	$96	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For SMID, the top two detractors over the period were Grocery Outlet and Pacific Biosciences. GO’s material detraction over the last year has been due primarily to a disruptive ERP installation that temporarily reduced the company’s ability to track inventory in real time across its network of stores. This temporary headwind has now been lapped and the company has provided a constructive framework for 2025 expected operating performance. Pacific Bioscience’s underperformance has been tied to end market issues. Specifically, decision cycles and budget constraints for academic labs as well as weakness in China have hindered sales of genomics capital equipment. The top contributors were Howmet Aerospace and Wix. Both companies executed well and drive outsized operating margin expansion in the face of stagnant end market conditions. With recent exuberance returning to the market, SMID’s defensive attributes have kept the portfolio from trailing an index that is approximately 45% comprised of companies not earning profits. As the speculative fervor from expected rate cuts and a Trump election fades, we expect market focus to return to fundamentals.

Top Contributors
↑	Howmet Aerospace
↑	Wix.com

Top Detractors
↓	Grocery Outlet Holding
↓	Pacific Biosciences of California
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Jackson Square SMID-Cap Growth Fund	PAGE 1	TSR-AR-56167N852

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
IS Class (without sales charge)	18.46	0.68	6.51
Bloomberg US 1000 Total Return Index	37.91	14.88	12.70
Bloomberg US 2500 Growth Total Return Index	35.61	9.13	9.58
Russell 2500 Growth Total Return	34.21	9.14	9.48
Visit https://jspartners.com/funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$206,741,946
Number of Holdings	31
Net Advisory Fee	$3,233,877
Portfolio Turnover	48%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(%)
New York Times - Class A	6.4%
Clean Harbors	5.0%
Wyndham Hotels & Resorts	4.8%
MarketAxess Holdings	4.7%
LendingClub	4.6%
Bio-Techne	4.2%
SiteOne Landscape Supply	4.1%
Howmet Aerospace	4.0%
Aspen Technology	4.0%
Stevanato Group	3.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square SMID-Cap Growth Fund	PAGE 2	TSR-AR-56167N852

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$33,500	$31,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$8,500	$7,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

JACKSON SQUARE FUNDS
JACKSON SQUARE Large-Cap Growth Fund
JACKSON SQUARE SMID-Cap Growth Fund
Core Financial Statements
October 31, 2024

Jackson Square Large-Cap Growth Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 6.1%
Alphabet - Class A	71,188	$12,180,979
Consumer Discretionary - 10.4%
Amazon.com(a)	85,755	15,984,732
Starbucks	46,456	4,538,751
		20,523,483
Financials - 19.6%
CME Group	36,471	8,219,105
KKR & Co.	39,585	5,472,230
Mastercard - Class A	20,150	10,066,738
S&P Global	13,135	6,309,529
Visa - Class A	30,243	8,765,934
		38,833,536
Health Care - 10.3%
Danaher	16,965	4,167,622
Eli Lilly & Co.	4,510	3,742,127
Intuitive Surgical(a)	10,809	5,446,007
IQVIA Holdings(a)	14,925	3,071,863
Veeva Systems - Class A(a)	19,114	3,991,577
		20,419,196
Industrials - 14.8%
Boeing(a)	28,060	4,189,638
Canadian Pacific Kansas City	84,573	6,525,653
Copart(a)	78,704	4,050,895
Uber Technologies(a)	98,603	7,104,346
Waste Management	34,896	7,532,302
		29,402,834
Information Technology - 33.5%(b)
Advanced Micro Devices(a)	31,066	4,475,679
ASML Holding - ADR	4,320	2,905,416
Datadog - Class A(a)	20,508	2,572,524
Microsoft	56,012	22,760,476
NVIDIA	163,313	21,681,434
ServiceNow(a)	7,952	7,419,136
Workday - Class A(a)	19,864	4,645,196
		66,459,861
Materials - 2.4%
Linde PLC	10,308	4,701,994

	Shares	Value
Real Estate - 2.3%
SBA Communications	19,649	$4,508,856
TOTAL COMMON STOCKS (Cost $119,172,373)		197,030,739
TOTAL INVESTMENTS - 99.4% (Cost $119,172,373)		197,030,739
Money Market Deposit Account - 0.8%(c)		1,619,589
Liabilities in Excess of Other Assets - (0.2)%		(416,755)
TOTAL NET ASSETS - 100.0%		$198,233,573

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (”GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (”MSCI”) and Standard & Poor’s Financial Services LLC (”S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depository Receipt
PLC - Public Limited Company
(a)
Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular	industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)
The U.S. Bank Money Market Deposit Account (the ”MMDA”) is
a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 2.87%.

The accompanying notes are an integral part of these financial statements.

1

Jackson Square SMID-Cap Growth Fund
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 9.2%
New York Times Co. - Class A	237,391	$13,255,913
Warner Music Group - Class A	180,924	5,782,331
		19,038,244
Consumer Discretionary - 4.8%
Wyndham Hotels & Resorts	113,146	9,993,055
Consumer Staples - 3.4%
Grocery Outlet Holding(a)	492,659	7,045,024
Financials - 14.7%
Kinsale Capital Group	11,603	4,967,360
LendingClub(a)	664,730	9,425,872
MarketAxess Holdings	33,633	9,734,063
Ryan Specialty Holdings	95,590	6,296,513
		30,423,808
Health Care - 20.0%
Align Technology(a)	29,815	6,112,969
Bio-Techne	118,119	8,711,276
Charles River Laboratories International(a)	38,470	6,869,973
Medpace Holdings(a)	17,372	5,458,630
Molina Healthcare(a)	12,780	4,105,192
Pacific Biosciences of California(a)	1,137,484	2,468,340
Stevanato Group	396,155	7,530,907
		41,257,287
Industrials - 26.4%(b)
Clean Harbors(a)	45,035	10,414,794
Graco	87,240	7,105,698
Hexcel	86,638	5,084,784
Howmet Aerospace	83,359	8,312,560
Simpson Manufacturing	33,255	5,978,916
SiteOne Landscape Supply(a)	60,550	8,461,257
Westinghouse Air Brake Technologies	24,492	4,604,006
WillScot Holdings(a)	139,357	4,618,291
		54,580,306

	Shares	Value
Information Technology - 20.8%
Appfolio - Class A(a)	17,771	$3,694,058
Aspen Technology(a)	35,103	8,239,727
Axcelis Technologies(a)	47,235	4,029,618
Bill.com Holdings(a)	91,620	5,346,943
Elastic(a)	49,821	3,997,139
Entegris	65,923	6,902,797
Okta(a)	74,782	5,376,078
Wix.com(a)	32,547	5,439,255
		43,025,615
TOTAL COMMON STOCKS (Cost $179,004,973)		205,363,339
TOTAL INVESTMENTS - 99.3% (Cost $179,004,973)		205,363,339
Money Market Deposit Account - 1.1%(c)		2,203,916
Liabilities in Excess of Other Assets - (0.4)%		(825,309)
TOTAL NET ASSETS - 100.0%		$206,741,946

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 2.87%.

The accompanying notes are an integral part of these financial statements.

2

JACKSON SQUARE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024

	Large-Cap Growth Fund	SMID-Cap Growth Fund
ASSETS:
Investment securities:
At cost	$119,172,373	$179,004,973
At value	$197,030,739	$205,363,339
Cash Equivalent	1,619,589	2,203,916
Dividends & interest receivable	27,998	35,066
Dividend tax reclaim receivable	65,058	—
Receivable for capital shares sold	5,763	56
Prepaid expenses	27,545	25,529
Total assets	198,776,692	207,627,906
LIABILITIES:
Payable for capital shares redeemed	272,040	610,784
Payable to investment adviser	71,677	130,896
Payable for fund administration & accounting fees	25,145	29,219
Payable for compliance fees	2,083	2,083
Payable for transfer agent fees & expenses	21,799	24,146
Payable for custody fees	2,640	3,538
Accrued distribution and/or shareholder service fees	108,608	34,957
Payable for audit fees	21,751	21,751
Accrued expenses	17,376	28,586
Total liabilities	543,119	885,960
NET ASSETS	$ 198,233,573	$206,741,946
NET ASSETS CONSIST OF:
Paid-in capital	116,370,316	643,083,164
Total distributable earnings (accumulated loss)	81,863,257	(436,341,218)
Total net assets	$ 198,233,573	$206,741,946
IS Class Shares:
Net Assets	$12,856,854	$125,688,153
Shares issued and outstanding(1)	525,154	6,921,696
Net asset value, offering price, and redemption price per share	$24.48	$18.16
Institutional Class Shares:
Net Assets	$98,682,863	$63,327,113
Shares issued and outstanding(1)	4,102,839	3,505,495
Net asset value, offering price, and redemption price per share	$24.05	$18.07
Investor Class Shares:
Net Assets	$86,693,856	$17,726,680
Shares issued and outstanding(1)	4,540,615	1,006,572
Net asset value, offering price, and redemption price per share	$19.09	$17.61

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statement.

3

Jackson Square Funds
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2024

	Large-Cap Growth Fund	SMID-Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,308,186	$2,262,531
Less: Foreign taxes withheld	(9,043)	(5,217)
Interest income	95,380	157,668
Total investment income	1,394,523	2,414,982
EXPENSES:
Investment advisory fees (See Note 4)	1,161,941	3,347,373
Fund administration & accounting fees (See Note 4)	155,767	288,898
Transfer agent fees & expenses (See Note 4)	118,761	158,348
Federal & state registration fees	48,081	57,182
Trustee fees	22,913	23,636
Audit fees	20,248	20,248
Postage & printing fees	17,340	9,611
Legal fees	16,646	16,939
Custody fees (See Note 4)	16,598	31,797
Compliance fees (See Note 4)	12,499	12,502
Other expenses	8,456	8,794
Insurance fees	3,541	6,265
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	93,823	144,493
Investor Class	266,758	90,626
Total expenses before interest expense and reimbursement/waiver	1,963,372	4,216,712
Interest expense (See Note 9)	1,436	71,604
Total expenses before reimbursement/waiver	1,964,808	4,288,316
Less: reimbursement/waiver from adviser (See Note 4)	(250,716)	(113,496)
Total net expenses	1,714,092	4,174,820
NET INVESTMENT LOSS	(319,569)	(1,759,838)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain on investments, including foreign currency gain (loss)	21,501,046	31,964,211
Net change in unrealized appreciation/depreciation of investments and translations of foreign currency	45,959,576	78,237,300
Net realized and unrealized gain on investments	67,460,622	110,201,511
NET INCREASE IN ASSETS RESULTING FROM OPERATIONS	$67,141,053	$108,441,673

The accompanying notes are an integral part of these financial statement.

4

JACKSON SQUARE LARGE-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment loss	$(319,569)	$(71,870)
Net realized gain (loss) on investments, including foreign currency gain (loss)	21,501,046	(16,141,453)
Net change in unrealized appreciation/depreciation on investments and translations of foreign currency	45,959,576	68,952,407
Net increase in net assets resulting from operations	67,141,053	52,739,084
CAPITAL SHARE TRANSACTIONS:
IS Class :
Proceeds from shares sold	4,237,123	743,490
Payments for shares redeemed	(14,859,543)	(32,568,138)
Decrease in net assets resulting from IS Class transactions	(10,622,420)	(31,824,648)
Institutional Class:
Proceeds from shares sold	6,812,606	9,764,895
Payments for shares redeemed	(36,155,485)	(45,710,644)
Decrease in net assets resulting from Institutional Class transactions	(29,342,879)	(35,945,749)
Investor Class:
Proceeds from shares sold	2,706,847	3,067,693
Payments for shares redeemed	(19,493,117)	(17,240,296)
Decrease in net assets resulting from Investor Class transactions	(16,786,270)	(14,172,603)
Net decrease in net assets resulting from capital share transactions	(56,751,569)	(81,943,000)
DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	—	—
Institutional Class	—	—
Investor Class	—	—
Total distributions to shareholders	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,389,484	(29,203,916)
NET ASSETS:
Beginning of year	187,844,089	217,048,005
End of year	$ 198,233,573	$187,844,089

The accompanying notes are an integral part of these financial statement.

5

JACKSON SQUARE SMID-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment loss	$(1,759,838)	$(1,943,854)
Net realized gain (loss) on investments, including foreign currency gain (loss)	31,964,211	(268,675,346)
Net change in unrealized appreciation/depreciation on investments and translations of foreign currency	78,237,300	265,949,147
Net increase (decrease) in net assets resulting from operations	108,441,673	(4,670,053)
CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	11,234,633	26,721,279
Payments for shares redeemed	(348,400,457)	(182,278,555)
Decrease in net assets resulting from IS Class transactions	(337,165,824)	(155,557,276)
Institutional Class:
Proceeds from shares sold	20,652,645	57,470,881
Payments for shares redeemed	(176,667,560)	(191,967,505)
Decrease in net assets resulting from Institutional Class transactions	(156,014,915)	(134,496,624)
Investor Class:
Proceeds from shares sold	1,518,485	2,822,848
Payments for shares redeemed	(18,148,397)	(12,271,602)
Decrease in net assets resulting from Investor Class transactions	(16,629,912)	(9,448,754)
Net decrease in net assets resulting from capital share transactions	(509,810,651)	(299,502,654)
DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	—	—
Institutional Class	—	—
Investor Class	—	—
Total distributions to shareholders	—	—
TOTAL DECREASE IN NET ASSETS	(401,368,978)	(304,172,707)
NET ASSETS:
Beginning of year	608,110,924	912,283,631
End of year	$206,741,946	$608,110,924

The accompanying notes are an integral part of these financial statement.

6

JACKSON SQUARE LARGE-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
IS Class(1)
For a Fund share outstanding throughout the years.

	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of year	$17.70	$13.70	$31.69	$28.72	$24.91
Investment operations:
Net investment income (loss)(2)	—(3)	0.02	(0.07)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	6.78	3.98	(10.23)	9.16	6.25
Total from investment operations	6.78	4.00	(10.30)	9.06	6.26
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gains	—	—	(7.69)	(6.09)	(2.45)
Total distributions	—	—	(7.69)	(6.09)	(2.45)
Net asset value, end of year	$24.48	$17.70	$13.70	$31.69	$28.72
Total return	38.31%	29.20%(4)	−41.26%	33.81%(5)	27.39%(5)
Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$12,857	$17,979	$40,436	$945,973	$4,539
Ratio of expenses to average net assets:
Before expense reimbursement/ waiver/recoupment	0.76%	0.75%	0.63%	0.61%	0.65%
After expense reimbursement/ waiver/recoupment	0.64%	0.64%	0.63%	0.61%(6)	0.62%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/ waiver/recoupment	0.02%	0.10%	(0.31)%	(0.17)%	0.02%
Portfolio Turnover	13%	37%	35%(7)	28%	54%

(1)	Prior to April 16, 2021, the IS Class was known as Class R6. See Note 1 in Notes to Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the IS Class had its NAV positively impacted by 5.81%. This is a one-time event that is not likely to be repeated.

(5)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(6)	Prior to April 16, 2021, the annual expense limitation was 0.62% of the average daily net assets of the Fund. Thereafter, it was 0.64%.
(7)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.
The accompanying notes are an integral part of these financial statement.

7

JACKSON SQUARE LARGE-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout the years.

	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of year	$17.40	$13.48	$31.32	$28.49	$24.78
Investment operations:
Net investment income (loss)(1)	(0.02)	0.01	(0.08)	(0.16)	(0.04)
Net realized and unrealized gain (loss) on investments	6.67	3.91	(10.07)	9.08	6.20
Total from investment operations	6.65	3.92	(10.15)	8.92	6.16
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gains	—	—	(7.69)	(6.09)	(2.45)
Total distributions	—	—	(7.69)	(6.09)	(2.45)
Net asset value, end of year	$24.05	$17.40	$13.48	$31.32	$28.49
Total return	38.22%	29.08%(2)	−41.27%	33.56%(3)	27.10%(3)
Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$98,683	$94,144	$105,097	$1,292,470	$2,268,085
Ratio of expenses to average net assets:
Before expense reimbursement/ waiver/recoupment	0.85%	0.82%	0.70%	0.81%	0.89%
After expense reimbursement/ waiver/recoupment	0.73%	0.70%	0.70%	0.79%(4)	0.84%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/ waiver/recoupment	(0.07)%	0.03%	(0.39)%	(0.52)%	(0.17)%
Portfolio Turnover	13%	37%	35%(5)	28%	54%

(1)	Per share amounts calculated using the average shares method.
(2)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Institutional Class had its NAV positively impacted by 5.79%. This is a one-time event that is not likely to be repeated.

(3)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(4)
Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding Shareholder Servicing Plan fees. See Note 1 in the Notes to Financial Statements.

(5)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.
The accompanying notes are an integral part of these financial statement.

8

JACKSON SQUARE LARGE-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Investor Class(1)
For a Fund share outstanding throughout the years.

	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of year	$13.85	$10.75	$26.71	$25.09	$22.15
Investment operations:
Net investment loss(2)	(0.05)	(0.02)	(0.09)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investments	5.29	3.12	(8.18)	7.90	5.49
Total from investment operations	5.24	3.10	(8.27)	7.71	5.39
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gains	—	—	(7.69)	(6.09)	(2.45)
Total distributions	—	—	(7.69)	(6.09)	(2.45)
Net asset value, end of year	$19.09	$13.85	$10.75	$26.71	$25.09
Total return	37.83%	28.84%(3)	−41.38%	33.25%(4)	26.82%(4)
Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$86,694	$75,721	$71,515	$169,407	$137,135
Ratio of expenses to average net assets:
Before expense reimbursement/ waiver/recoupment	1.06%	1.04%	0.91%	1.04%	1.14%
After expense reimbursement/ waiver/recoupment	0.94%	0.93%	0.90%	1.03% (5)	1.09%
Ratio of net investment loss to average net assets:
After expense reimbursement/ waiver/recoupment	(0.28)%	(0.19)%	(0.59)%	(0.75)%	(0.42)%
Portfolio Turnover	13%	37%	35%(6)	28%	54%

(1)	Prior to April 16, 2021, the Investor class was known as Class A. See Note 1 in Notes to the Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Investor Class had its NAV positively impacted by 5.84%. This is a one-time event that is not likely to be repeated.

(4)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(5)	Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding 12b-1 fees and Shareholder Servicing Plan fees.
(6)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.
The accompanying notes are an integral part of these financial statement.

9

JACKSON SQUARE SMID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
IS Class
For a Fund share outstanding throughout the years.

	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of year	$15.33	$15.91	$38.53	$30.75	$23.88
Investment operations:
Net investment loss(1)	(0.06)	(0.03)	(0.09)	(0.26)	(0.08)
Net realized and unrealized gain (loss) on investments	2.89	(0.55)(2)	(16.44)	9.98	7.99
Total from investment operations	2.83	(0.58)	(16.53)	9.72	7.91
Less distributions from:
Net investment income	—	—	—	—	(0.02)
Net realized gains	—	—	(6.09)	(1.94)	(1.02)
Total distributions	—	—	(6.09)	(1.94)	(1.04)
Net asset value, end of year	$18.16	$15.33	$15.91	$38.53	$30.75
Total return	18.46%	−3.65%	−48.81%	31.80%	34.36%
Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$125,688	$392,932	$552,794	$1,016,051	$650,845
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.91%	0.86%	0.83%	0.82%	0.85%
After expense waiver/recoupment	0.88%	0.87%	0.82%	0.82%	0.87%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment	0.89%	0.86%	0.83%	0.82%	0.85%
After expense waiver/recoupment	0.87%	0.86%	0.82%	0.82%	0.87%
Ratio of net investment loss to average net assets:
After expense waiver/recoupment	(0.34)%	(0.18)%	(0.46)%	(0.84)%	(0.30)%
Portfolio Turnover	48%	49%	78%	56%	49%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggreagate gain on the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statement.

10

JACKSON SQUARE SMID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout the years.

	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of year	$15.26	$15.86	$38.48	$30.73	$23.89
Investment operations:
Net investment loss(1)	(0.08)	(0.05)	(0.12)	(0.29)	(0.10)
Net realized and unrealized gain (loss) on investments	2.89	(0.55)(2)	(16.41)	9.98	7.98
Total from investment operations	2.81	(0.60)	(16.53)	9.69	7.88
Less distributions from:
Net investment income	—	—	—	—	(0.02)
Net realized gains	—	—	(6.09)	(1.94)	(1.02)
Total distributions	—	—	(6.09)	(1.94)	(1.04)
Net asset value, end of year	$18.07	$15.26	$15.86	$38.48	$30.73
Total return	18.41%	−3.78%	−48.89%	31.71%	34.20%
Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$63,327	$186,025	$320,392	$1,039,786	$725,204
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.01%	0.96%	0.92%	0.91%	0.93%
After expense waiver/recoupment	0.98%	0.96%	0.91%	0.91%	0.95%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment	1.00%	0.95%	0.92%	0.91%	0.93%
After expense waiver/recoupment	0.97%	0.96%	0.91%	0.91%	0.95%
Ratio of net investment loss to average net assets:
After expense waiver/recoupment	(0.44)%	(0.28)%	(0.55)%	(0.76)%	(0.39)%
Portfolio Turnover	48%	49%	78%	56%	49%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggreagate gain on the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statement.

11

JACKSON SQUARE SMID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Investor Class
For a Fund share outstanding throughout the years.

	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of year	$14.92	$15.54	$37.93	$30.39	$23.68
Investment operations:
Net investment loss(1)	(0.12)	(0.09)	(0.17)	(0.38)	(0.17)
Net realized and unrealized gain (loss) on investments	2.81	(0.53) (2)	(16.13)	9.86	7.91
Total from investment operations	2.69	(0.62)	(16.30)	9.48	7.74
Less distributions from:
Net investment income	—	—	—	—	(0.01)
Net realized gains	—	—	(6.09)	(1.94)	(1.02)
Total distributions	—	—	(6.09)	(1.94)	(1.03)
Net asset value, end of year	$17.61	$14.92	$15.54	$37.93	$30.39
Total return	18.03%	−3.99%	−49.01%	31.36%	33.88%
Supplemental Data and Ratios
Net assets, end of year (in 000’s)	$17,727	$29,155	$39,098	$107,135	$78,325
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.26%	1.22%	1.17%	1.17%	1.20%
After expense waiver/recoupment	1.23%	1.22%	1.17%	1.17%	1.22%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment	1.25%	1.21%	1.17%	1.17%	1.20%
After expense waiver/recoupment	1.22%	1.21%	1.17%	1.17%	1.22%
Ratio of net investment loss to average net assets:
After expense waiver/recoupment	(0.69)%	(0.53)%	(0.80)%	(1.02)%	(0.65)%
Portfolio Turnover	48%	49%	78%	56%	49%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount nescessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statement.

12

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Large-Cap Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Funds offer three different share classes – Investor Class, Institutional Class, and IS Class. The Large-Cap Growth Fund currently offers the IS Class shares (previously known as Class R6, prior to April 16, 2021), which commenced operations on May 2, 2016, the Institutional Class shares which commenced operations on February 3, 1994, and the Investor Class shares (previously known as Class A shares before April 16, 2021), which commenced operations on December 3, 1993. Effective April 16, 2021, the Large-Cap Growth Fund ceased offering Class C and Class R shares. The remaining Class C and Class R shares were converted to Investor Class shares at the close of business on April 16, 2021. The SMID-Cap Growth Fund currently offers the IS Class shares, which commenced operations on December 1, 2003, the Institutional Class shares which commenced operations on September 16, 2016, and the Investor Class shares, which commenced operations on September 19, 2016. Each class of shares has identical rights and privileges except with respect to Shareholder Servicing Plan fees, 12b-1 fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.10% Shareholder Servicing Plan fee. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% Shareholder Servicing Plan fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes − The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended October 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended October 31, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended October 31, 2021.
Security Transactions, Investment Income and Distributions − The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net

13

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds. For the year ended October 31, 2024, the following reclassifications were made:

Fund	Distributable Earnings	Paid-in Capital
Large-Cap Growth Fund	$(239,627)	$239,627
SMID-Cap Growth Fund	$1,835,658	$(1,835,658)

The adjustments for Large-Cap Growth were due to this use of equalization and net operating loss reclassifications. The adjustments for SMID-Cap Growth were due to net operating loss reclassifications.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder Servicing Plan fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at annual rate of 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.
Securities Litigation – Proceeds received from securities litigation are recorded for a reduction of cost if the Fund holds the security. If a Fund does not still hold the security, then proceeds received from securities litigation are recorded as a realized gain.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

14

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Cash & Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Jackson Square Partners, LLC (the “Adviser”) as its “Valuation Designee” to perform all the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of October 31, 2024:
Large-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$197,030,739	$ —	$ —	$197,030,739
Total Investment in Securities	$197,030,739	$—	$—	$197,030,739

15

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
SMID-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$205,363,339	$ —	$ —	$205,363,339
Total Investment in Securities	$205,363,339	$—	$—	$205,363,339

Refer to the Schedules of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Large-Cap Growth Fund	0.55% on assets up to $2.5 billion
0.525% on assets between $2.5 billion and $5 billion
0.50% on assets greater than $5 billion
SMID-Cap Growth Fund	0.75%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
Large-Cap Growth Fund	0.64%
SMID-Cap Growth Fund	0.87%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	November 2024 − October 2025	November 2025 − October 2026	November 2026 − October 2027
Large-Cap Growth Fund	$27,417	$227,714	$250,716
SMID-Cap Growth Fund	—	—	113,496

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the year ended October 31, 2024, are disclosed in the Statements of Operations.

16

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the year ended October 31, 2024, the Investor Class of the Funds incurred expenses pursuant to the Plan as follows:

Fund
Large-Cap Growth Fund	$223,976
SMID-Cap Growth Fund	64,733

The Funds have entered into a Shareholder Servicing Plan agreement (the “Agreement”) with the Adviser, where the Adviser acts as the shareholder agent, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended October 31, 2024, the Funds incurred Shareholder Servicing Plan fees as follows:

Fund	Institutional Class	Investor Class
Large-Cap Growth Fund	93,823	42,782
SMID-Cap Growth Fund	144,493	25,893

6. CAPITAL SHARE TRANSACTIONS
Large-Cap Growth Fund

	Year Ended October 31, 2024	Year Ended October 31, 2023
IS Class
Shares sold	172,575	45,830
Shares issue in reinvestment of distributions	—	—
Shares redeemed	(663,092)	(1,980,739)
Net Decrease	(490,517)	(1,934,909)
Institutional Class
Shares sold	305,667	642,187
Shares issue in reinvestment of distributions	—	—
Shares redeemed	(1,611,910)	(3,027,688)
Net Decrease	(1,306,243)	(2,385,501)

17

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
Large-Cap Growth Fund (Continued)

	Year Ended October 31, 2024	Year Ended October 31, 2023
Investor Class
Shares sold	161,159	233,481
Shares issue in reinvestment of distributions	—	—
Shares redeemed	(1,089,696)	(1,417,238)
Net Decrease	(928,537)	(1,183,757)
Net Decrease in Capital Shares	(2,725,297)	(5,504,167)

SMID-Cap Growth Fund

	Year Ended October 31, 2024	Year Ended October 31, 2023
IS Class
Shares sold	617,532	1,573,393
Shares issue in reinvestment of distributions	—	—
Shares redeemed	(19,333,730)	(10,672,124)
Net Decrease	(18,716,198)	(9,098,731)
Institutional Class
Shares sold	1,160,679	3,349,706
Shares issue in reinvestment of distributions	—	—
Shares redeemed	(9,843,459)	(11,358,962)
Net Decrease	(8,682,780)	(8,009,256)
Investor Class
Shares sold	85,976	171,585
Shares issue in reinvestment of distributions	—	—
Shares redeemed	(1,033,908)	(732,535)
Net Decrease	(947,932)	(560,950)
Net Decrease in Capital Shares	(28,346,910)	(17,668,937)

7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by Fund for the year ended October 31, 2024, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Growth Fund	—	—	$26,579,168	$79,738,798
SMID-Cap Growth Fund	—	—	210,861,502	717,061,131

18

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2024, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
Large-Cap Growth Fund	$80,043,907	$(2,797,349)	$77,246,558	$119,784,180
SMID-Cap Growth Fund	48,607,341	(31,574,748)	17,032,593	188,330,745

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.
At October 31, 2024, the components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation	Total Distributable Earnings
Large-Cap Growth Fund	$ —	$5,174,975	$(558,276)	$77,246,558	$81,863,257
SMID-Cap Growth Fund	—	—	(453,373,811)	17,032,593	(436,341,218)

As of October 31, 2024, the SMID-Cap Growth Fund had a non-expiring short-term capital loss carryforward of $249,832,216 and a long-term capital loss carryforward of $201,991,148. During the year ended October 31, 2024, the Large-Cap Growth Fund and SMID-Cap Growth Fund utilized $15,749,504 and $32,390,374 capital loss carryforwards respectively. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2024, the Funds did not defer any post-October losses. The Large-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $558,276. The SMID-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $1,550,447.
The Funds did not pay a distribution during the year ended October 31, 2024.
The Funds did not pay a distribution during the year ended October 31, 2023.
9. LINE OF CREDIT
The Large-Cap Growth Fund and SMID-Cap Growth Fund (collectively, the “Funds”) have established an unsecured line of credit (“LOC”) in the amount of $75,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 18, 2025. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.00% as of October 31, 2024. The interest rate during the period was between 8.00% and 8.50%. The weighted interest paid on outstanding borrowing was 8.50% and 8.44% for the Large-Cap Growth Fund and SMID-Cap Growth Fund respectively. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. For the year ended October 31, 2024, the Fund’s LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of October 31, 2024	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Large-Cap Growth Fund	U.S. Bank N.A.	$16,620	—	$1,436	$2,569,000	June 25, 2024
SMID-Cap Growth Fund	U.S. Bank N.A.	828,404	—	71,604	35,564,000	December 6, 2023

19

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
10. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
SMID-Cap Growth Fund	National Financial Services	27.25%

11. SUBSEQUENT EVENTS
On December 17, 2024 the Large-Cap Growth Fund paid long-term capital gain distributions in the amount as shown in the table.

Fund	Long-Term Capital Gain Dollar Amount	Long-Term Capital Gain Per Share Amount
Large-Cap Growth Fund – Investor Class	$2,565,814	$0.58191
Large-Cap Growth Fund – Institutional Class	2,320,505	0.58191
Large-Cap Growth Fund – IS Class	288,735	0.58191

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Jackson Square Funds and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (“Jackson Square Funds” or the “Funds”), each a series of Managed Portfolio Series, as of October 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Jackson Square Large-Cap Growth Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, and 2021
Jackson Square SMID-Cap Growth Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021, and 2020

The Delaware U.S. Growth Fund, predecessor fund to the Jackson Square Large-Cap Growth Fund, financial highlights for the year ended October 31, 2020, were audited by other auditors whose report dated December 21, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Jackson Square Partners, LLC since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2024

21

ADDITIONAL INFORMATION
October 31, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-844-577-3863.
AVAILABILITY OF FUND PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-577-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-844-577-3863, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended October 31, 2024, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Large-Cap Growth Fund	0.00%
SMID-Cap Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2024 was as follows:

Fund
Large-Cap Growth Fund	0.00%
SMID-Cap Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund
Large-Cap Growth Fund	0.00%
SMID-Cap Growth Fund	0.00%

22

INVESTMENT ADVISER
Jackson Square Partners, LLC
One Letterman Drive
Building A, Suite A3-200
San Francisco, California 94129
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report should be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	1/8/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	1/8/2025

* Print the name and title of each signing officer under his or her signature.